Deferred income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions and allowances
Deferred tax assets
Balances at January 1	$ 21,333	$ 23,807
(Decrease) / increase of deferred tax assets for the year	(282)	(8,152)
Translation differences and inflation adjustment	394	5,678
Balances at December 31	21,445	21,333
Tax loss carry forwards
Deferred tax assets
Balances at January 1	58,824	205,376
(Decrease) / increase of deferred tax assets for the year	(30,115)	(230,917)
Other	(404)	(6,887)
Translation differences and inflation adjustment	(2,510)	91,252
Balances at December 31	25,795	58,824
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	683	813
(Decrease) / increase of deferred tax assets for the year	3,224	(139)
Translation differences and inflation adjustment	20	9
Balances at December 31	3,927	683
Other
Deferred tax assets
Balances at January 1	9,185	10,008
(Decrease) / increase of deferred tax assets for the year	(985)	(1,958)
Other	(438)	820
Translation differences and inflation adjustment	606	315
Balances at December 31	8,368	9,185
Deferred tax assets
Deferred tax assets
Balances at January 1	90,025	240,004
(Decrease) / increase of deferred tax assets for the year	(28,158)	(241,166)
Other	(842)	(6,067)
Translation differences and inflation adjustment	(1,490)	97,254
Balances at December 31	$ 59,535	$ 90,025